Postretirement Health-Care and Life-Insurance Plans - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 28, 2014	Jun. 29, 2013	Jun. 30, 2012	Jul. 02, 2011
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Net Periodic Benefit Cost			$ (12)
Minimum age for eligibility for postretirement benefits		55
Postretirement benefits, requisite service period		10
Amortization of prior service cost	8
Amortization of net actuarial loss	1
Future plan benefit payments 2014		71
Future plan benefit payments 2015		73
Future plan benefit payments 2016		76
Future plan benefit payments 2017		79
Future plan benefit payments 2018		82
Future plan benefit payments from 2019 to 2023		454
Medicare Part D subsidy		1		1
Net Periodic Benefit Cost and Funded Status [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Net Periodic Benefit Cost		(3)	(3)	(2)
Postretirement Medical And Life Insurance
Defined Benefit Plan Disclosure [Line Items]
Future plan benefit payments 2014		7
Future plan benefit payments 2015		6
Future plan benefit payments 2016		6
Future plan benefit payments 2017		6
Future Plan Benefit Payments 2015 - 2017		6
Future plan benefit payments 2018		7
Future plan benefit payments from 2019 to 2023		$ 36